Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating expenses:
General and administrative expenses	$ 2,963,134	$ 28,405	$ 45,779	$ 3,409,559		$ 299,873
Administrative expenses - related party	30,000	0	0	60,000		50,000
Loss from operations	(2,993,134)	(28,405)	(45,779)	(3,469,559)		(349,873)
Net (loss) income	(8,396,000)	(80,956,000)		(623,479,000)	$ (97,418,000)
Change in fair value of derivative warrant liabilities	(18,834,160)	0	0	3,303,710	0	(28,525,220)
Financing costs allocated to derivative warrant liabilities						(964,140)
Interest earned on investments held in Trust Account	10,329	0	0	58,984	0	209,593
Net income (loss)	(21,816,965)	(28,405)	$ (45,779)	(106,865)	(45,779)	(29,629,640)
Marketwise, LLC
Net revenue	141,884,000	81,905,000		261,225,000	157,739,000		$ 360,793,000		$ 265,398,000		$ 232,865,000
Related party revenue	246,000	890,000		619,000	1,438,000		3,386,000		6,825,000		5,583,000
Total net revenue	142,130,000	82,795,000		261,844,000	159,177,000		364,179,000		272,223,000		238,448,000
Operating expenses:
Cost of revenue	26,826,000	27,477,000		159,638,000	42,158,000		154,605,000	[1],[2]	42,553,000	[1],[2]	57,642,000	[1],[2]
Sales and marketing	56,926,000	49,241,000		148,711,000	89,573,000		214,257,000	[1],[2]	106,094,000	[1],[2]	97,332,000	[1],[2]
General and administrative expenses	64,661,000	84,498,000		572,090,000	120,951,000		526,561,000	[1],[2]	91,669,000	[1],[2]	58,215,000	[1],[2]
Research and development	1,927,000	1,190,000		3,705,000	2,217,000		4,770,000	[2]	3,672,000	[2]	2,303,000	[2]
Depreciation and amortization	696,000	662,000		1,447,000	1,273,000		2,553,000		2,334,000		2,534,000
Related party expense	27,000	(17,000)		47,000	32,000		122,000		331,000		2,096,000
Total operating expenses	151,063,000	163,051,000		885,638,000	256,204,000		902,868,000		246,653,000		220,122,000
Loss from operations	(8,933,000)	(80,256,000)		(623,794,000)	(97,027,000)		(538,689,000)		25,570,000		18,326,000
Other (expense) income, net	530,000	(1,067,000)		303,000	(863,000)		(2,879,000)		865,000		278,000
Interest income, net	7,000	367,000		12,000	472,000		477,000		1,558,000		67,000
Net (loss) income	(8,396,000)	(80,956,000)		(623,479,000)	(97,418,000)		(541,091,000)		27,993,000		18,671,000
Net (loss) income attributable to non-controlling interests	(501,000)	(911,000)		(1,131,000)	(872,000)		(2,718,000)		36,000		70,000
Net income (loss)	(7,895,000)	(80,045,000)		(622,348,000)	(96,546,000)		(538,373,000)		27,957,000		18,601,000
Net (loss) income per unit – basic and diluted:
Vested Class B units and change in fair value of Class B liability awards	46,989,000	72,870,000		642,413,000	61,054,000
Profits distributions to Class B unitholders	456,000	5,757,000		6,107,000	38,070,000
Total stock-based compensation expense	$ 47,445,000	$ 78,627,000		$ 648,520,000	99,124,000		553,600,000		20,439,000		28,212,000
Common Class A
Operating expenses:
Net income (loss)						$ 210,000
Basic weighted average shares outstanding (in shares)	41,400,000	0	0	41,400,000		41,400,000
Diluted weighted average shares outstanding (in shares)	41,400,000	0	0	41,400,000		41,400,000
Net (loss) income per unit – basic and diluted:
Basic net income per share (in usd per share)	$ 0.00	$ 0	$ 0	$ 0.00		$ 0.01
Diluted net income per share (in usd per share)	$ 0.00	$ 0	$ 0	$ 0.00		$ 0.01
Common Class A | Marketwise, LLC
Operating expenses:
Net income (loss)	$ (7,895,000)	$ (80,045,000)		$ (622,348,000)	$ (96,546,000)		$ (538,373,000)		$ 24,819,000		$ 18,601,000
Basic weighted average shares outstanding (in shares)	528,519	547,466		528,519	548,596		548,028		594,327		611,547,000
Diluted weighted average shares outstanding (in shares)	528,519	547,466		528,519	548,596		548,028		594,327		611,547,000
Net (loss) income per unit – basic and diluted:
Distributed earnings per unit - basic (in usd per share)	$ 2.23	$ 15.30		$ 28.57	$ 120.57		$ 185.70		$ 34.44		$ 36.00
Distributed earnings per unit - diluted (in usd per share)	2.23	15.30		28.57	120.57		185.70		34.44		36.00
Undistributed earnings (loss) per unit - basic (in usd per share)	(17.17)	(161.51)		(1,206.10)	(296.56)		(1,168.08)		7.36		(5.59)
Undistributed earnings (loss) per unit - diluted (in usd per share)	(17.17)	(161.51)		(1,206.10)	(296.56)		(1,168.08)		7.36		(5.59)
Basic net income per share (in usd per share)	(14.94)	(146.21)		(1,177.53)	(175.99)		(982.38)		41.80		30.42
Diluted net income per share (in usd per share)	$ (14.94)	$ (146.21)		$ (1,177.53)	$ (175.99)		$ (982.38)		$ 41.80		$ 30.42
Common Class B
Operating expenses:
Net income (loss)						$ (350,000)
Basic weighted average shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000		10,350,000
Diluted weighted average shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000		10,350,000
Net (loss) income per unit – basic and diluted:
Basic net income per share (in usd per share)	$ (2.11)	$ 0.00	$ 0.00	$ (0.02)		$ (2.88)
Diluted net income per share (in usd per share)	$ (2.11)	$ 0.00	$ 0.00	$ (0.02)		$ (2.88)
Common Class B | Marketwise, LLC
Operating expenses:
Net income (loss)	$ 456,000	$ 5,757,000		$ 6,107,000	$ 38,070,000		$ 78,398,000		$ 17,969,000		$ 17,135,000
Basic weighted average shares outstanding (in shares)	526,580	496,732		526,580	495,201		495,971		416,369		395,000,000
Diluted weighted average shares outstanding (in shares)	526,580	496,732		526,580	495,201		495,971		416,369		395,000,000
Net (loss) income per unit – basic and diluted:
Distributed earnings per unit - basic (in usd per share)	$ 0.87	$ 11.59		$ 11.60	$ 76.88		$ 158.07		$ 35.62		$ 43.38
Distributed earnings per unit - diluted (in usd per share)	0.87	11.59		11.60	76.88		158.07		35.62		43.38
Undistributed earnings (loss) per unit - basic (in usd per share)	0	0		0	0		0		7.48		0
Undistributed earnings (loss) per unit - diluted (in usd per share)	0	0		0	0		0		7.48		0
Basic net income per share (in usd per share)	0.87	11.59		11.60	76.88		158.07		43.10		43.38
Diluted net income per share (in usd per share)	$ 0.87	$ 11.59		$ 11.60	$ 76.88		$ 158.07		$ 43.10		$ 43.38
Vested Class B units and change in fair value of Class B liability awards							$ 475,202,000		$ 5,608,000		$ 11,077,000
Profits distributions to Class B unitholders							78,398,000		14,831,000		17,135,000
Total stock-based compensation expense							$ 553,600,000		$ 20,439,000		$ 28,212,000

[1]	(1) Included within cost of revenue, sales and marketing, and general and administrative expenses are stock-based compensation expenses as follows (see Note 12):
[2]	(2) Cost of revenue, sales and marketing, general and administrative, and research and development expenses are exclusive of depreciation and amortization shown as a separate line item